OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER LIABILITIES [Abstract]
Current tax payable	$ 43	$ 308
Lease discount	24,233	24,965
Lease incentive obligation	7,264	15,634
Deferred rent	21,271	15,715
Refundable deposits	6,185	3,210
Other	11,900	16,929
Total other liabilities	$ 70,896	$ 76,761